Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000002883 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002883 | Cie Financiere Richemont SA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002883 | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002883 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002883 | Christian Dior SE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002883 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002883 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002883 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002883 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002883 | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002883 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000002883 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002883 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000002883 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000002883 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000002883 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002883 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002883 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000002883 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002883 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002883 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002883 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000002885 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002885 | Cie Financiere Richemont SA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002885 | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002885 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002885 | Christian Dior SE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002885 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002885 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002885 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002885 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002885 | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002885 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000002885 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000002885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000002885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000002885 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002885 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000002885 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002885 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002885 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002885 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000034314 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034314 | Cie Financiere Richemont SA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000034314 | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034314 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034314 | Christian Dior SE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034314 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034314 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034314 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034314 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034314 | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034314 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000034314 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000034314 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000034314 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000034314 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000034314 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000034314 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000034314 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000034314 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000034314 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000034314 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034314 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000002882 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002882 | Cie Financiere Richemont SA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002882 | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002882 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002882 | Christian Dior SE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002882 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002882 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002882 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002882 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002882 | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002882 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000002882 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002882 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000002882 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000002882 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000002882 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002882 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002882 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000002882 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002882 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002882 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002882 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)